Restricted Cash And Short-term Deposits (Details) $ in Thousands, € in Millions	Dec. 31, 2025 USD ($) guarantee	Dec. 31, 2025 EUR (€) guarantee	Nov. 30, 2025 USD ($)	Jul. 31, 2025 guarantee	Dec. 31, 2024 USD ($)	Oct. 31, 2019 USD ($)	Nov. 30, 2015 USD ($)
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and short-term deposits (note 13)	$ 64,196				$ 150,198
Less: Amounts included in current restricted cash and short-term deposits	(24,695)				(75,579)
Long-term restricted cash	39,501				74,619
Performance guarantee | LNG Croatia
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and short-term deposits (note 13)	$ 13,258				12,715
Number of performance guarantees | guarantee	2	2		2
Performance guarantee | LNG Croatia | United States of America, Dollars | First Performance Guarantee
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and short-term deposits (note 13)	$ 10,700
Performance guarantee | LNG Croatia | United States of America, Dollars | Second Performance Guarantee
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and short-term deposits (note 13)	1,300
Performance guarantee | LNG Croatia | Euro member countries, Euro | First Performance Guarantee
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and short-term deposits (note 13) | €		€ 9.1
VIE debt
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and short-term deposits (note 13)	11,429				17,472
Lease agreements
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and short-term deposits (note 13)	1,085				949
Gimi facilities | Secured debt
Restricted Cash and Cash Equivalent Item [Line Items]
Debt instrument, face amount	700,000					$ 700,000
Gimi facilities | Performance guarantee
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and short-term deposits (note 13)	38,424				58,107
GoFLNG Hilli Facility | Performance guarantee
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and short-term deposits (note 13)	$ 0				$ 60,955
One Thousand Two Hundred, Gimi Facility | Secured debt
Restricted Cash and Cash Equivalent Item [Line Items]
Debt instrument, face amount			$ 1,200,000
FLNG Hilli facility
Restricted Cash and Cash Equivalent Item [Line Items]
Letter of credit available to project partner							$ 400,000